Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Income from short-term investments and term deposits and other finance revenue	$ 68,000	$ 47,000	$ 29,000
Impact of debt reimbursement	0	5,177,000	0
Convertible debt amendments (Note 14.1)	476,000	0	1,399,000
Change in fair value of convertible debt derivative	6,878,000	3,848,000	0
Foreign exchange gain	7,076,000	3,032,000	1,407,000
Total financial income	14,498,000	12,104,000	2,835,000
Financial expenses:
Interest on loans	8,146,000	7,462,000	9,747,000
Interest on lease contracts (see Note 15)	571,000	760,000	780,000
Interest on financing component of long term development services agreement (see Notes 18 and 19)	966,000	2,156,000	3,221,000
Interest on supplier payable with extended payment terms	222,000	173,000	125,000
Other bank fees and financial charges	1,020,000	778,000	627,000
Change in fair value of convertible debt derivative (Note 14.1)	0	0	13,129,000
Foreign exchange loss	5,994,000	2,094,000	4,045,000
Total financial expenses	$ 16,919,000	$ 13,423,000	$ 31,674,000